Report for the Calendar Year or Quarter Ended:  JUNE 30, 2005

Check here if Amendment [x];         Amendment Number:  No. 1
This Amendment (Check only one.):       [x] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DOLPHIN LIMITED PARTNERSHIP I, L.P.
           ------------------------------------
Address:   96 CUMMINGS POINT RD.
           ------------------------------------
           STAMFORD, CT  06902
           ------------------------------------

Form 13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
           --------------------------------------------------
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
           --------------------------------------------------
Phone:     (203) 358-8000
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Donald T. Netter                    Stamford, CT             8/12/05
-------------------------------     --------------------        --------------
         [Signature]                    [City, State]              [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number         Name
     28-_______________           ______________________________

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   2

Number 13F Information Table Entry Total: 22

Form 13F Information Table Value Total:   $61,793,698

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.         Form 13F File Number                       Name

1           28-11255                                   Dolphin Holdings Corp.
                                                       ----------------------
2           28-11256                                   Donald T. Netter
            --------                                   ---------------------


FORM 13F INFORMATION TABLE

                             TITLE OF                  SHARES/PRN                SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER         CLASS         CUSIP         AMT          VALUE     PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
ANGELICA CORP                   COM       034663104     135,000    $ 3,308,850   SH        DEFINED            135000
ARTESYN TECHNOLOGIES INC        COM       043127109     314,385    $ 2,735,150   SH        DEFINED            314385
BRISTOL-MEYER SQUIBB CO.        COM       110122108      25,000    $   624,500   SH        DEFINED             25000
CIRCUIT CITY STORES INC         COM       172737108      80,000    $ 1,383,200   SH        DEFINED             80000
DOUBLECLICK INC                 COM       258609304     209,848    $ 1,760,625   SH        DEFINED            209848
GOLD BANC CORPORATION INC       COM       379907108   1,025,000    $14,913,750   SH        DEFINED           1025000
HOLLINGER INTL INC             CL A       435569108     220,160    $ 2,203,802   SH        DEFINED            220160
INSIGHT COMMUNICATIONS CO      CL A       45768V108     501,919    $ 5,571,301   SH        DEFINED            501919
JOHNSON OUTDOORS INC           CL A       479167108     161,085    $ 2,822,209   SH        DEFINED            161085
KATY INDS INC                   COM       486026107     126,860    $   405,952   SH        DEFINED            126860
MORGAN STANLEY                COM NEW     617446448     150,000    $ 7,870,500   SH        DEFINED            150000
MYLAN LABS INC                  COM       628530107      20,300    $   390,572   SH        DEFINED             20300
OFFICEMAX INC                   COM       67622p101      14,000    $   416,780   SH        DEFINED             14000
PMA CAPITAL CORP               CL A       693419202     125,502    $ 1,108,183   SH        DEFINED            125502
PRIME GROUP REALTY TRUST    SH BEN INT    74158J103     199,000    $ 1,442,750   SH        DEFINED            199000
SYNAGRO TECHNOLOGIES INC      COM NEW     871562203      94,200    $   454,986   SH        DEFINED             94200
TITAN CORP                      COM       888266103      94,700    $ 2,153,478   SH        DEFINED             94700
TOYS R US INC                   COM       892335100      50,000    $ 1,324,000   SH        DEFINED             50000
VERITAS SOFTWARE CORP.          COM       923436109     100,000    $ 2,444,000   SH        DEFINED            100000
WALTER INDUSTRIES INC           COM       93317Q105     197,400    $ 7,935,480   SH        DEFINED            197400
WHX CORP.                  PFD CV SER A   929248300      88,700    $   212,880   SH        DEFINED             88700
WHX CORP.                  PFD CV SER B   929248201     124,300    $   310,750   SH        DEFINED            124300